Intangible assets - Schedule of changes in intangible assets (Details) € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Jan. 01, 2022
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	€ 1,102	€ 1,156
Additions	64	54
Capitalised expenses	246	144
Amortisation	(213)	(226)	€ (261)
Impairments	(5)	(54)
Exchange rate differences	7	2
Disposals	(10)	(3)
Changes in the composition of the group and other changes	8	3
Closing balance	1,198	1,102	1,156
Retail Turkey
Disclosure of detailed information about intangible assets [line items]
Goodwill inflation adjustment		25
Goodwill impairment		32
Retail Turkey | Discount rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets				0.2404
Retail Turkey | Terminal growth rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets				0.1040
Opening balance adjustment 1
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January		25
Closing balance			25
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	2,962
Closing balance	3,123	2,962
Accumulated amortisation
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	(1,790)
Closing balance	(1,879)	(1,790)
Accumulated impairments
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	(70)
Closing balance	(45)	(70)
Goodwill
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	464	472
Impairments		(32)
Exchange rate differences	5	(1)
Closing balance	469	464	472
Goodwill | Opening balance adjustment 1
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January		25
Closing balance			25
Goodwill | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	464
Closing balance	469	464
Goodwill | Accumulated impairments
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January
Closing balance
Software
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	636	682
Additions	64	54
Capitalised expenses	246	144
Amortisation	(213)	(226)
Impairments	(5)	(22)
Exchange rate differences	2	4
Disposals	(10)	(3)
Changes in the composition of the group and other changes	8	3
Closing balance	727	636	682
Software | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	2,491
Closing balance	2,646	2,491
Software | Accumulated amortisation
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	(1,787)
Closing balance	(1,876)	(1,787)
Software | Accumulated impairments
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	(69)
Closing balance	(43)	(69)
Other
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	2	2
Additions
Capitalised expenses
Amortisation
Impairments
Exchange rate differences
Disposals
Changes in the composition of the group and other changes	1
Closing balance	2	2	€ 2
Other | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	8
Closing balance	8	8
Other | Accumulated amortisation
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	(4)
Closing balance	(4)	(4)
Other | Accumulated impairments
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	(2)
Closing balance	€ (2)	€ (2)